Stock Options Disclosure: Schedule of Share-based Compensation, Stock Options, Activity (Tables)	12 Months Ended
Aug. 31, 2014
Stock Options Disclosure Schedule Of Share-Based Compensation Stock Options Activity Tables
Schedule of Share-based Compensation, Stock Options, Activity

	Stock Options #	Weighted Average Exercise Price $	Remaining Contractual Life (years) As At	Aggregate Intrinsic value As At
Outstanding and exercisable at August 31, 2011	-	-	-	-
Granted on August 3, 2012	8,000,000	0.08	4.92	-
Outstanding and exercisable at August, 31, 2012	8,000,000	0.08	4.92	-
Granted during the fiscal year ended August 31, 2013	-	-	-	-
Forfeited during the fiscal year ended August 31, 2013	(8,000,000)	0.08	4.17	-
Outstanding and exercisable at August 31, 2013	-	-	-	-
Granted during the fiscal year ended August 31, 2014	-	-	-	-
Outstanding and exercisable at August 31, 2014	-	-	-	-